9. Debt (Sept 2020 Note) (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 04, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 21, 2020
Interest expense		$ 0	$ 796,233	$ 0	$ 796,233	$ 596,075	$ 119,961
Revolving Facility [Member]
Credit line maximum amount								$ 2,000,000
Unamortized debt issuance costs		630,805		630,805
Revolving Facility [Member] | Canada, Dollars
Credit line maximum amount								2,700,000
Term Loan [Member]
Credit line maximum amount								4,000,000
Unamortized debt issuance costs		315,402		$ 315,402
Term Loan [Member] | Canada, Dollars
Credit line maximum amount								5,400,000
Credit Agreement [Member]
Credit line interest rate				Bank of Nova Scotia as the prime rate, plus 11% per annum
Debt issuance costs								1,314,868
Interest expense		393,158	125,733	$ 1,057,501	374,850
Maturity Date	Dec. 31, 2021
Credit Agreement [Member] | Amortization of Debt Issuance Costs [Member]
Interest expense		$ 164,941		$ 368,661
Credit Agreement [Member] | Amortization Of Convertible Debentures [Member]
Interest expense			$ 796,233		$ 796,233
Credit Agreement [Member] | Common Stock and Warrant Issuances [Member]
Debt issuance costs								$ 676,822